Financial risk management: (Details) $ in Thousands, $ in Thousands	Dec. 31, 2017 MXN ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 MXN ($)	Dec. 31, 2016 USD ($)
Asset	$ 56,614,103		$ 29,216,091
Liability	$ 22,925,802		$ 6,462,137
Currency risk [member]
Asset		$ 50,905		$ 188,765
Liability		148,417		218,125
Net assets at period closing		$ (97,512)		$ (29,360)